COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Operating leases

See Note 5 for operating lease discussion.

Licensing agreements

2017 Know-How License Agreement

On March 15, 2017, the Company entered into a know-how license agreement with Mayo Foundation for Medical Education and Research whereby the Company was granted an exclusive license, with the right to sublicense, certain know how and patent applications in the field of signal processing, physiologic recording, electrophysiology recording, electrophysiology software and autonomics to develop, make and offer for sale. The agreement expires in ten years from the effective date.

The Company is obligated to pay to Mayo Foundation a 1% or 2% royalty payment on net sales of licensed products, as defined. At March 31, 2024 and December 31, 2023, accounts payable due under the contract was $4.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Patent and Know-How License Agreement – EP Software Agreement

On November 20, 2019, the Company entered into a patent and know-how license agreement (the “EP Software Agreement”) with Mayo Foundation for Medical Education and Research (“Mayo”). The EP Software Agreement grants to the Company an exclusive worldwide license, with the right to sublicense, within the field of electrophysiology software and under certain patent rights as described in the EP Software Agreement (the “Patent Rights”), to make, have made, use, offer for sale, sell and import licensed products and a non-exclusive license to the Company to use the research and development information, materials, technical data, unpatented inventions, trade secrets, know-how and supportive information of Mayo to develop, make, have made, use, offer for sale, sell, and import licensed products. The EP Software Agreement will expire upon the later of either (a) the expiration of the Patent Rights or (b) the 10th anniversary of the date of the first commercial sale of a licensed product, unless earlier terminated by Mayo for the Company’s failure to cure a material breach of the EP Software Agreement, the Company’s or a sublicensee’s commencement of any action or proceedings against Mayo or its affiliates other than for an uncured material breach of the EP Software Agreement by Mayo, or insolvency of the Company.

In connection with the EP Software Agreement, the Company agreed to make earned royalty payments to Mayo in connection with the Company’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $625,000 in aggregate. At March 31, 2024 and December 31, 2023, accounts payable due under the contract was $0.

Amended and Restated Patent and Know-How License Agreement – Tools Agreement

On November 20, 2019, the Company entered into an amended and restated patent and know-how license agreement (the “Tools Agreement”) with Mayo. The Tools Agreement contains terms of license grant substantially identical to the EP Software Agreement, although it is for different patent rights and covers the field of electrophysiology systems. In June 2021, patent rights were issued (“Valid Claim”) as defined whereby the Company paid milestone one of $75,000 during the 2021 year.

In connection with the Tools Agreement, the Company agreed to pay Mayo an upfront consideration of $100,000. The Company also agreed to make earned royalty payments to Mayo in connection with the Company’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $550,000 in aggregate. At March 31, 2024 and December 31, 2023, accounts payable due under the contract was $0.

ViralClear Patent and Know-How License Agreement

On November 20, 2019, the Company’s majority-owned subsidiary, ViralClear, entered into a patent and know-how license agreement (the “ViralClear Agreement”) with Mayo. The ViralClear Agreement contains terms of license grant substantially identical to the EP Software Agreement and the Tools Agreement, although it is for different patent rights and covers the field of stimulation and electroporation for hypotension/syncope management, renal and non-renal denervation for hypertension treatment, and for use in treatment of arrhythmias in the autonomic nervous system.

In connection with the ViralClear Agreement, ViralClear agreed to make earned royalty payments to Mayo in connection with ViralClear’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $700,000 in aggregate. In June 2021, patent rights were issued (“Valid Claim”) as defined whereby the Company paid milestone one of $75,000 during the 2021 year. At March 31, 2024 and December 31, 2023, accounts payable due under the contract was $0.

Trek Therapeutics, PBC

In the event of sublicensing, sale, transfer, assignment or similar transaction, ViralClear agreed to pay Trek 10% of the consideration received.

As part of the acquired assets, ViralClear received an assignment and licensing rights agreement from Trek with a third-party vendor regarding certain formulas and compounds usage. The agreement calls for milestone payments upon marketing authorization (as amended and defined with respect of product in a particular jurisdiction in the territory, the receipt of all approvals from the relevant regulatory authority necessary to market and sell such product in any such jurisdiction, excluding any pricing approval or reimbursement authorization) in any first and second country of $10 million and $5 million, respectively, in addition to 6% royalty payments. At March 31, 2024 and December 31, 2023, accounts payable due under the contract was $0.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

BioSig AI Sciences, Inc. – Consulting Agreement

On June 17, 2023, BioSig AI entered into an agreement with Reified Labs LLC (“Reified”) whereby Reified will work with the BioSig AI to develop datasets for the purpose of creating a foundational artificial intelligence platform. The agreement has a one-year term from the effective date and automatically renews for successive one year terms, unless terminated. On January 1, 2024, the contract was terminated.

BioSig AI is obligated to pay Reified a monthly consulting fee of $30,000. At March 31, 2024 December 31, 2023, accounts payable due under the contract was $90,000.

Defined Contribution Plan

Effective January 1, 2019, the Company established a qualified defined contribution plan (the “401(k) Plan”) pursuant to Section 401(k) of the Code, whereby all eligible employees may participate. Participants may elect to defer a percentage of their annual pretax compensation to the 401(k) plan, subject to defined limitations. The Company is required to make contributions to the 401(k) Plan equal to 3 percent of each participant’s eligible compensation, subject to limitations under the Code. For the three months ended March 31, 2024 and 2023, the Company charged operations $21,694 and $65,919, respectively, for contributions under the 401(k) Plan.

Purchase commitments.

As of March 31, 2024, the Company had aggregate purchase commitments of approximately $1,759,385 for future services or products, some of which are subject to modification or cancellations.

Litigation

Threatened litigation.

On March 22, 2024, plaintiff, Michael Gray Fleming (the “Plaintiff”), filed a lawsuit in Hennepin County, Minnesota District Court naming the Company, its former Chief Executive Officer and former Chief Financial Officer as defendants. The Plaintiff contends that the Company failed to meet its obligations in issuing the Plaintiff stock certificates at the end of the restricted period under the terms of a restricted stock award agreement, and is seeking $144,000 in damages and compensation for damages reasonably believed to exceed $50,000. The Company’s intent is to contest the allegations vigorously and, as of the date of this report, is unable to provide an evaluation of the outcome of the litigation within the probate or remote range or to provide an estimate of the amount of or a range of potential loss that might be incurred by the Company.

We may be subject at times to other legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

There are no material proceedings in which any of our directors, officers or affiliates or any registered or beneficial shareholder of more than 5% of our common stock is an adverse party or has a material interest adverse to our interest.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Stock-based compensation

The Company takes some tax positions, including the reporting of stock-based compensation, that may not be accepted by the Internal Revenue Service upon an examination, and we may be subject to penalties for underreporting of recipient’s income. The result of any such examination is uncertain, and any such penalties could be material to our financial position and results of operations given our current limited cash and revenues.

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Operating leases

See Note 5 for operating lease discussion.

Licensing agreements

Master Services Agreement

On January 1, 2022, the Company entered into a master services agreement with Access Strategy Partners Incorporated (“ASPI”) whereby ASPI will provide commercial executives assigned with specific customer targets and develop sales and marketing plans that are mutually agreed to between ASPI and the Company and assist in their execution. The agreement expires two years from the effective date, with an additional one year extension option.

The Company is obligated to pay ASPI: i) a monthly service fee of $40,000, subsequently reduced to $20,000 October 1, 2023 and ii) 10% commission on all New Account revenue, as defined, on a quarterly basis. At December 31, 2023 and 2022, accounts payable due under the contract was $180 and $80, respectively. At December 31, 2023 the contract expired.

2017 Know-How License Agreement

On March 15, 2017, the Company entered into a know-how license agreement with Mayo Foundation for Medical Education and Research whereby the Company was granted an exclusive license, with the right to sublicense, certain know how and patent applications in the field of signal processing, physiologic recording, electrophysiology recording, electrophysiology software and autonomics to develop, make and offer for sale. The agreement expires in ten years from the effective date.

The Company is obligated to pay to Mayo Foundation a 1% or 2% royalty payment on net sales of licensed products, as defined. At December 31, 2023 and 2022, accounts payable due under the contract was $4.

Patent and Know-How License Agreement – EP Software Agreement

On November 20, 2019, the Company entered into a patent and know-how license agreement (the “EP Software Agreement”) with Mayo Foundation for Medical Education and Research (“Mayo”). The EP Software Agreement grants to the Company an exclusive worldwide license, with the right to sublicense, within the field of electrophysiology software and under certain patent rights as described in the EP Software Agreement (the “Patent Rights”), to make, have made, use, offer for sale, sell and import licensed products and a non-exclusive license to the Company to use the research and development information, materials, technical data, unpatented inventions, trade secrets, know-how and supportive information of Mayo to develop, make, have made, use, offer for sale, sell, and import licensed products. The EP Software Agreement will expire upon the later of either (a) the expiration of the Patent Rights or (b) the 10th anniversary of the date of the first commercial sale of a licensed product, unless earlier terminated by Mayo for the Company’s failure to cure a material breach of the EP Software Agreement, the Company’s or a sublicensee’s commencement of any action or proceedings against Mayo or its affiliates other than for an uncured material breach of the EP Software Agreement by Mayo, or insolvency of the Company.

In connection with the EP Software Agreement, the Company agreed to make earned royalty payments to Mayo in connection with the Company’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $625,000 in aggregate. At December 31, 2023 and 2022, accounts payable due under the contract was $0.

Amended and Restated Patent and Know-How License Agreement – Tools Agreement

On November 20, 2019, the Company entered into an amended and restated patent and know-how license agreement (the “Tools Agreement”) with Mayo. The Tools Agreement contains terms of license grant substantially identical to the EP Software Agreement, although it is for different patent rights and covers the field of electrophysiology systems. In June 2021, patent rights were issued (“Valid Claim”) as defined whereby the Company paid milestone one of $75,000 during the 2021 year.

In connection with the Tools Agreement, the Company agreed to pay Mayo an upfront consideration of $100,000. The Company also agreed to make earned royalty payments to Mayo in connection with the Company’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $550,000 in aggregate. At December 31, 2023 and 2022, accounts payable due under the contract was $0.

ViralClear Patent and Know-How License Agreement

On November 20, 2019, the Company’s majority-owned subsidiary, ViralClear, entered into a patent and know-how license agreement (the “ViralClear Agreement”) with Mayo. The ViralClear Agreement contains terms of license grant substantially identical to the EP Software Agreement and the Tools Agreement, although it is for different patent rights and covers the field of stimulation and electroporation for hypotension/syncope management, renal and non-renal denervation for hypertension treatment, and for use in treatment of arrhythmias in the autonomic nervous system.

In connection with the ViralClear Agreement, ViralClear agreed to make earned royalty payments to Mayo in connection with ViralClear’s sales of the licensed products to third parties and sublicense income received by the Company and to make milestone payments of up to $700,000 in aggregate. In June 2021, patent rights were issued (“Valid Claim”) as defined whereby the Company paid milestone one of $75,000 during the 2021 year. At December 31, 2023 and 2022, accounts payable due under the contract was $0.

Trek Therapeutics, PBC

In the event of sublicensing, sale, transfer, assignment or similar transaction, ViralClear agreed to pay Trek 10% of the consideration received.

As part of the acquired assets, ViralClear received an assignment and licensing rights agreement from Trek with a third-party vendor regarding certain formulas and compounds usage. The agreement calls for milestone payments upon marketing authorization (as amended and defined with respect of product in a particular jurisdiction in the territory, the receipt of all approvals from the relevant regulatory authority necessary to market and sell such product in any such jurisdiction, excluding any pricing approval or reimbursement authorization) in any first and second country of $10 million and $5 million, respectively, in addition to 6% royalty payments. At December 31, 2023 and 2022, accounts payable due under the contract was $0.

BioSig AI Sciences, Inc. – Consulting Agreement

On June 17, 2023, BioSig AI entered into an agreement with Reified Labs LLC (“Reified”) whereby Reified will work with the BioSig AI to develop datasets for the purpose of creating a foundational artificial intelligence platform. The agreement has a one-year term from the effective date and automatically renews for successive one year terms, unless terminated.

BioSig AI is obligated to pay Reified a monthly consulting fee of $30,000. At December 31, 2023, accounts payable due under the contract was $90,000.

Defined Contribution Plan

Effective January 1, 2019, the Company established a qualified defined contribution plan (the “401(k) Plan”) pursuant to Section 401(k) of the Code, whereby all eligible employees may participate. Participants may elect to defer a percentage of their annual pretax compensation to the 401(k) plan, subject to defined limitations. The Company is required to make contributions to the 401(k) Plan equal to 3 percent of each participant’s eligible compensation, subject to limitations under the Code. For the year end December 31, 2023 and 2022, the Company charged operations $229,744 and $247,622, respectively, for contributions under the 401(k) Plan.

Purchase commitments

As of December 31, 2023, the Company had aggregate purchase commitments of approximately $1,563,203 for future services or products, some of which are subject to modification or cancellations.

Litigation

Threatened litigation

On March 22, 2024, plaintiff, Michael Gray Fleming (the “Plaintiff”), filed a lawsuit in Hennepin County, Minnesota District Court naming the Company, its former Chief Executive Officer and former Chief Financial Officer as defendants. The Plaintiff contends that the Company failed to meet its obligations in issuing the Plaintiff stock certificates under the terms of a restricted stock award agreement, and is seeking $144,000 in damages and compensation for damages reasonably believed to exceed $50,000. The Company’s intent is to contest the allegations vigorously and, as of the date of this report, is unable to provide an evaluation of the outcome of the litigation within the probate or remote range or to provide an estimate of the amount of or a range of potential loss that might be incurred by the Company.

We may be subject at times to other legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

There are no material proceedings in which any of our directors, officers or affiliates or any registered or beneficial shareholder of more than 5% of our common stock is an adverse party or has a material interest adverse to our interest.

Stock-based compensation

The Company takes some tax positions, including the reporting of stock-based compensation, that may not be accepted by the Internal Revenue Service upon an examination, and we may be subject to penalties for underreporting of recipient’s income. The result of any such examination is uncertain, and any such penalties could be material to our financial position and results of operations given our current limited cash and revenues.